UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24-f-2


1.    Name and address of issuer:

        SBM Certificate Company
        5101 River Road, Suite 101
        Bethesda, MD  20816

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do now list series or classes):

        Face-Amount Certificates

3.    Investment Company Act File Number:

        811-6268

      Securities Act File Number:

        33-38066

4(a). Last day of fiscal year for which this Form is filed:

        December 31, 2001

4(b). |X| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). | | Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                                $6,472,858

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:                        $4,750,988

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending no
             earlier then October 11, 1985 that were not
             previously used to reduce registration fees payable
             to the Commission:                                         $ --

      (iv)   Total available redemption credits:                                   $4,750,988

      (v)    Net sales:                                                            $1,721,870

      (vi)   Redemption credits available for use in future years:      $ --

      (vii)  Multiplier for determining registration fee:                          x .000092

      (viii) Registration fee due:                                                 $      158.41

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as is effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If ther is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

        Interest = (158.41 X 8%) X (60/365)                                        $         2.08

8.    Total of the amount of the registration fee due plus any interest due        $       160.49

9. Date the registration fee and nay interest payment we sent to the Commission's lockbox depository:

        May 24, 2002

      Method of Delivery

        Wire Tranfer

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By /s/ Trey Stafford
--------------------
Chief Financial & Accounting Officer


Date May 24, 2002